UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

STRATEGIC FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/12

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2012 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Automobiles & Components--.0%
Thor Industries	1,300		47,216
Banks--4.9%
Comerica	97,700		3,033,585
Fifth Third Bancorp	312,600		4,848,426
KeyCorp	737,300		6,444,002
Regions Financial	438,400		3,160,864
Zions Bancorporation	35,100		724,990
			18,211,867
Capital Goods--7.7%
Chicago Bridge & Iron & Co.	80,800		3,077,672
Dover	39,900		2,373,651
Flowserve	41,800		5,339,532
Fluor	13,300		748,524
L-3 Communications Holdings	19,700		1,412,687
Lincoln Electric Holdings	121,700		4,752,385
Parker Hannifin	44,900		3,752,742
Textron	227,800		5,961,526
WABCO Holdings	21,700	a	1,251,439
			28,670,158
Consumer Services--6.1%
H&R Block	342,100		5,928,593
Marriott International, Cl. A	148,000		5,786,800
Penn National Gaming	68,300	a	2,943,730
Starwood Hotels & Resorts
Worldwide	54,000	b	3,129,840
Wyndham Worldwide	91,000		4,775,680
			22,564,643
Diversified Financials--4.8%
American Capital	22,800	a	258,552
Discover Financial Services	141,700		5,629,741
Moody's	154,800		6,837,516
NASDAQ OMX Group	8,200		191,019

Waddell & Reed Financial, Cl. A	148,900		4,879,453
			17,796,281
Energy--9.0%
Denbury Resources	184,700	a	2,984,752
Helix Energy Solutions Group	254,300	a	4,646,061
HollyFrontier	155,300		6,409,231
Kosmos Energy	246,700	a	2,809,913
Marathon Petroleum	46,900		2,560,271
Murphy Oil	115,200		6,185,088
Tesoro	44,600		1,868,740
Valero Energy	190,000		6,019,200
			33,483,256
Food & Staples Retailing--.6%
Kroger	87,800		2,066,812
Food, Beverage & Tobacco--6.4%
Coca-Cola Enterprises	162,100		5,068,867
ConAgra Foods	228,500		6,304,315
Constellation Brands, Cl. A	39,800	a	1,287,530
Smithfield Foods	246,000	a	4,833,900
Tyson Foods, Cl. A	257,900		4,131,558
Universal	41,300	c	2,102,996
			23,729,166
Health Care Equipment & Services--6.5%
AmerisourceBergen	74,800		2,895,508
Cigna	7,600		358,492
Hill-Rom Holdings	35,500		1,031,630
Humana	84,400		5,920,660
ResMed	152,700	c	6,179,769
Thoratec	160,600	a	5,556,760
Zimmer Holdings	29,900		2,021,838
			23,964,657
Household & Personal Products--2.4%
Church & Dwight	44,600		2,407,954
Energizer Holdings	75,000		5,595,750
Nu Skin Enterprises, Cl. A	21,900	c	850,377
			8,854,081
Insurance--1.8%
Assurant	7,700		287,210
Principal Financial Group	41,000		1,104,540

Reinsurance Group of America	47,300		2,737,251
Torchmark	34,400	c	1,766,440
Unum Group	31,100		597,742
			6,493,183
Materials--4.1%
CF Industries Holdings	32,200		7,156,128
Domtar	31,300		2,450,477
NewMarket	22,900		5,644,392
			15,250,997
Media--.3%
Valassis Communications	43,000	a,c	1,061,670
Pharmaceuticals, Biotech & Life Sciences--6.7%
Agilent Technologies	162,000		6,228,900
Charles River Laboratories
International	5,400	a	213,840
Life Technologies	126,500	a	6,183,320
Mettler-Toledo International	19,800	a	3,380,652
United Therapeutics	38,700	a	2,162,556
Warner Chilcott, Cl. A	352,600		4,760,100
Waters	22,200	a	1,849,926
			24,779,294
Real Estate--5.5%
Apartment Investment & Management,
Cl. A	130,800	b	3,399,492
AvalonBay Communities	600	b	81,594
CBL & Associates Properties	149,600	b	3,192,464
General Growth Properties	189,400	b	3,689,512
Kimco Realty	37,900	b	768,233
Mack-Cali Realty	102,900	b	2,737,140
Rayonier	123,950	b	6,074,790
SL Green Realty	3,800	b	304,266
			20,247,491
Retailing--8.6%
Advance Auto Parts	19,800		1,355,112
Bed Bath & Beyond	95,900	a	6,041,700
Best Buy	24,300	c	417,717
Dillard's, Cl. A	76,400		5,525,248
GameStop, Cl. A	236,900	c	4,974,900
Macy's	77,500		2,915,550

O'Reilly Automotive	67,500	a	5,644,350
Staples	432,100	c	4,977,792
			31,852,369
Semiconductors & Semiconductor Equipment--1.4%
Advanced Micro Devices	112,000	a,c	377,440
LSI	706,700	a	4,883,297
			5,260,737
Software & Services--8.3%
Amdocs	72,300		2,385,177
BMC Software	19,100	a	792,459
CA	234,800		6,049,622
Cadence Design Systems	353,900	a	4,552,924
Fiserv	83,600	a	6,188,908
Intuit	107,100		6,306,048
Synopsys	46,100	a	1,522,222
Total System Services	125,500		2,974,350
			30,771,710
Technology Hardware & Equipment--5.8%
Brocade Communications Systems	885,200	a	5,235,958
Diebold	130,700		4,405,897
Dolby Laboratories, Cl. A	50,300	a,c	1,647,325
Lexmark International, Cl. A	126,000	c	2,803,500
Plantronics	85,100		3,006,583
Tech Data	101,400	a	4,593,420
			21,692,683
Transportation--1.3%
Alaska Air Group	141,400	a	4,957,484
Utilities--7.4%
AES	477,900		5,242,563
Consolidated Edison	83,800		5,018,782
IDACORP	21,500		930,305
NV Energy	288,400		5,194,084
Pinnacle West Capital	104,500		5,517,600
Wisconsin Energy	150,100		5,654,267
			27,557,601
Total Common Stocks
(cost $331,374,300)			369,313,356

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $210,195)	210,195 [d]	210,195
Investment of Cash Collateral for
Securities Loaned--5.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,264,685)	20,264,685 [d]	20,264,685
Total Investments (cost $351,849,180)	105.1%	389,788,236
Liabilities, Less Cash and Receivables	(5.1%)	(19,083,707)
Net Assets	100.0%	370,704,529

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $19,560,563 and the value of the collateral held by the fund was $20,264,685.
d	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $37,939,056 of which $47,110,632 related to appreciated and $9,171,576 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	9.0
Retailing	8.6
Software & Services	8.3
Capital Goods	7.7
Utilities	7.4
Pharmaceuticals, Biotech & Life Sciences	6.7
Health Care Equipment & Services	6.5
Food, Beverage & Tobacco	6.4
Consumer Services	6.1
Technology Hardware & Equipment	5.8
Money Market Investments	5.5
Real Estate	5.5
Banks	4.9
Diversified Financials	4.8

Materials	4.1
Household & Personal Products	2.4
Insurance	1.8
Semiconductors & Semiconductor Equipment	1.4
Transportation	1.3
Food & Staples Retailing	.6
Media	.3
Automobiles & Components	.0
105.1
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	369,313,356	-	-	369,313,356
Mutual Funds	20,474,880	-	-	20,474,880
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)